UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MANAGED MUNICIPALS FUND

FORM N-Q

MAY 31, 2017

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.7%
Alabama - 2.5%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project, GTD	5.000%	4/1/24	$1,770,000	$1,981,002
Civic Center Improvements Project, GTD	5.000%	4/1/25	1,970,000	2,204,174
Civic Center Improvements Project, GTD	5.000%	4/1/26	1,700,000	1,901,484
Civic Center Improvements Project, GTD	5.000%	4/1/27	1,500,000	1,677,255
Civic Center Improvements Project, GTD	5.000%	4/1/28	1,700,000	1,897,948
Civic Center Improvements Project, GTD	5.250%	4/1/29	1,750,000	1,970,972
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,392,040	(a)
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	7,200,000	8,258,544
Convertible CAB, Subordinated Lien	0.000%	10/1/46	2,000,000	1,597,800	(b)
Convertible CAB, Subordinated Lien	0.000%	10/1/50	69,910,000	55,644,165	(b)
Subordinated Lien Warrants	6.000%	10/1/42	16,030,000	18,556,649
Subordinated Lien Warrants	6.500%	10/1/53	12,300,000	14,549,793
Lower Alabama Gas District, Gas Project Revenue	5.000%	9/1/46	6,180,000	7,671,605

Total Alabama				122,303,431

Alaska - 0.3%
Alaska State Housing Finance Corp. Revenue, State Capital Project II	5.000%	12/1/27	1,375,000	1,571,336
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	10,000,000	11,116,900

Total Alaska				12,688,236

Arizona - 0.6%
Arizona State Board of Regents University System Revenue	5.000%	7/1/41	3,450,000	3,986,820
Arizona State Board of Regents University System Revenue	5.000%	7/1/46	2,500,000	2,877,325
Navajo Nation, AZ, Revenue	5.500%	12/1/30	5,235,000	5,783,576	(c)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies	5.000%	7/1/46	1,300,000	1,376,245
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	14,542,440
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	985,000	986,142

Total Arizona				29,552,548

California - 20.1%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	10,000,000	11,014,800
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien	5.000%	10/1/34	6,750,000	7,658,280
Second Subordinated Lien	5.000%	10/1/37	2,250,000	2,533,545
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/33	1,750,000	2,053,730
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/34	1,350,000	1,574,910
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	9,000,000	10,223,100
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	6,000,000	6,471,720	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	2.030%	4/1/27	$27,000,000	$27,853,470	(b)(d)
San Francisco Bay Area	5.000%	4/1/34	15,000,000	16,111,650	(a)
San Francisco Bay Area	5.000%	4/1/39	10,000,000	10,343,400	(a)
San Francisco Bay Area	5.125%	4/1/39	42,525,000	45,772,634	(a)
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	6,595,000	7,178,130	(a)
Cedars-Sinai Medical Center	5.000%	8/15/39	12,895,000	14,035,176	(a)
Stanford Hospital & Clinics	5.000%	11/15/36	34,000,000	37,593,460
Stanford Hospital & Clinics	5.150%	11/15/40	24,150,000	26,737,672
California Housing Finance Agency Revenue, Home Mortgage	4.700%	8/1/24	4,765,000	4,777,723	(e)
California State Health Facilities Financing Authority Revenue, Kaiser Permanente	4.000%	11/1/38	9,715,000	10,161,210
California State University Revenue:
Systemwide	5.500%	11/1/39	10,000,000	10,867,100	(a)
Systemwide	5.000%	11/1/41	5,000,000	5,840,150
Systemwide	4.000%	11/1/45	1,500,000	1,574,505
California State, GO	5.000%	9/1/35	5,000,000	5,925,600
California State, GO:
Bid Group C	5.000%	8/1/33	10,000,000	11,943,900
Various Purpose	5.000%	9/1/35	6,500,000	7,703,280
Various Purpose	5.000%	9/1/36	8,000,000	9,466,560
California Statewide CDA Revenue:
American Baptist Homes of the West	5.000%	10/1/45	2,550,000	2,730,719
Catholic Healthcare West	5.500%	7/1/31	7,220,000	7,244,692	(a)
Enloe Medical Center, CMI	5.750%	8/15/38	10,000,000	10,583,400	(a)
John Muir Health	5.125%	7/1/39	7,280,000	7,799,355
Methodist Hospital Project, FHA	6.750%	2/1/38	8,575,000	9,639,415	(a)
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	11,815,000	12,844,441
Eastern, CA, Municipal Water District Financing Authority, Water & Wastewater Revenue	5.000%	7/1/47	15,950,000	18,918,454
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/25	2,120,000	2,400,158	(a)
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/33	7,500,000	7,933,875	(a)
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/36	4,000,000	4,420,920
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	7,905,000	9,081,580	(a)
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,933,625
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	6,730,000	8,401,059
Long Beach, CA, Marina Revenue	5.000%	5/15/40	2,250,000	2,464,290
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	11,615,000	12,206,552	(a)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	2,000,000	2,212,460
Los Angeles International Airport	5.000%	5/15/40	7,500,000	8,253,300
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/44	10,000,000	11,506,300

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles, CA, Department of Water & Power Revenue:
Power System	5.000%	7/1/39	$11,020,000	$13,094,074
Power System	5.000%	7/1/46	2,000,000	2,326,600
Power System	5.000%	7/1/47	7,500,000	8,835,525
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	3,250,000	3,553,290	(a)
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,860,000	7,561,627
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	53,500,000	77,134,160
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	75,555,000	108,020,228
Modesto, CA, Irrigation District COP:
Capital Improvement	6.000%	10/1/39	10,600,000	11,486,054
Capital Improvement	6.000%	10/1/39	4,400,000	4,801,236	(a)
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	13,290,000	14,709,638
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	6,011,800	(a)
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	3,000,000	3,008,850
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	12,000,000	12,883,680
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	4,850,000	5,735,465
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	1,500,000	1,687,815
Senior Lien	5.750%	6/1/48	3,700,000	4,142,039
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/32	1,375,000	1,560,831
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/37	1,280,000	1,430,835
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	4,000,000	4,556,520
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	7,000,000	7,686,350
Sacramento County, CA, Airport System Revenue:
PFC, Grant	6.000%	7/1/35	24,360,000	25,414,788
PFC, Grant	6.000%	7/1/39	29,130,000	30,734,189	(a)
Sacramento, CA, Area Flood Control Agency, Special Assessment:
Consolidated Capital Assessment District, BHAC	5.500%	10/1/28	4,500,000	4,778,190	(a)
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	15,000,000	15,951,900	(a)
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	32,404,200
Arrowhead Project	5.250%	8/1/26	5,000,000	5,388,400
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/28	2,435,000	2,694,571
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	8,301,751	(a)
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	2,735,000	2,950,655	(a)
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	12,434,999	(a)
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	26,400,000	28,821,144
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	36,686,680

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/35	$5,000,000	$5,533,300
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Project	5.000%	4/1/25	2,475,000	2,643,968
Multiple Capital Improvement Project	5.250%	4/1/26	1,435,000	1,539,683
Multiple Capital Improvement Project	5.250%	4/1/31	2,500,000	2,678,625
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	4,000,000	4,523,920
University of California, CA, Regents Medical Center Pooled Revenue	5.000%	5/15/47	4,000,000	4,586,280
University of California, CA, Revenue	5.000%	5/15/35	6,000,000	7,058,700

Total California				972,342,860

Colorado - 2.5%
Aurora, CO, Hospital Revenue, Children’s Hospital Association	5.000%	12/1/40	4,000,000	4,306,600
Base Village Metropolitan District #2 Co., GO	5.500%	12/1/36	785,000	802,867
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project	5.000%	3/1/43	3,700,000	4,283,749	(f)
University of Denver Project	5.000%	3/1/47	4,900,000	5,655,335	(f)
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	9,250,000	9,793,900
Catholic Health Initiatives	5.000%	9/1/41	3,015,000	3,022,447
Evangelical Lutheran Good Samaritan Society Project	5.000%	6/1/45	7,500,000	8,056,275
Parkview Medical Center Inc. Project	5.000%	9/1/37	5,000,000	5,048,600	(a)
Sisters Leavenworth	5.000%	1/1/32	8,010,000	8,666,099
Sisters Leavenworth	5.000%	1/1/35	2,755,000	2,967,658
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	64,127,700
Regional Transportation District, CO, COP	5.375%	6/1/31	5,000,000	5,561,100

Total Colorado				122,292,330

Connecticut - 0.7%
Connecticut State HEFA Revenue:
Fairfield University	5.000%	7/1/35	6,150,000	6,737,509
Sacred Heart University Inc.	5.125%	7/1/26	1,300,000	1,436,929
Sacred Heart University Inc.	5.375%	7/1/31	1,225,000	1,354,483
Sacred Heart University Inc.	5.625%	7/1/41	6,500,000	7,054,320
Yale-New Haven Hospital	5.500%	7/1/40	15,000,000	17,007,750	(a)
Mashantucket Western Pequot Tribe Connecticut Special Revenue, Bonds	6.050%	7/1/31	8,320,133	332,805

Total Connecticut				33,923,796

Delaware - 0.5%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	1,145,000	1,192,369
Delaware State Housing Authority Revenue, Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	7/1/39	4,165,000	4,243,468
Delaware State Transportation Authority, U.S. 301 Project Revenue	5.000%	6/1/45	3,070,000	3,477,635
Delaware State Transportation Authority, U.S. 301 Project Revenue	5.000%	6/1/55	13,750,000	15,267,587

Total Delaware				24,181,059

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - 0.3%
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	$8,000,000	$8,571,920
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	5,000,000	5,392,850

Total District of Columbia				13,964,770

Florida - 7.4%
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	11,082,500	(a)
Broward County, FL, Airport System Revenue	5.000%	10/1/45	18,000,000	19,851,840	(e)
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	4,902,030
Broward County, FL, School Board, COP	5.000%	7/1/31	8,750,000	10,193,837
Broward County, FL, School Board, COP	5.000%	7/1/32	8,000,000	9,276,080
Citizens Property Insurance Corp., FL, Revenue:
Coastal	5.000%	6/1/19	30,000,000	32,326,200
Coastal	5.000%	6/1/20	20,000,000	22,231,000
Senior Secured, High Act	6.000%	6/1/17	3,100,000	3,100,000
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/26	2,500,000	2,780,000
Dade County, FL, IDA Revenue, Miami Cerebral Palsy Services Project	8.000%	6/1/22	850,000	853,460
Escambia County, FL, Health Facilities Authority Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	15,000	17,187	(g)
Florida State Department of Management Services Revenue, Facilities Management, Florida Facilities Pool, AMBAC	5.000%	9/1/21	1,000,000	1,002,640
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.125%	6/15/46	3,030,000	3,137,595	(c)
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Champions Gate Project	6.375%	6/1/46	4,000,000	3,992,080	(c)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	500,000	581,140
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/29	2,720,000	3,139,560
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	5,000,000	5,602,350
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	2,000,000	2,220,980
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/26	6,250,000	7,253,687
Jacksonville, FL, Transit Revenue	5.000%	10/1/27	2,830,000	3,295,394
Jacksonville, FL, Transit Revenue	5.000%	10/1/29	9,000,000	10,430,460
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	1,000,000	1,127,570	(a)
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,691,355	(a)
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	10,000,000	10,286,300	(c)(e)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/29	20,525,000	23,417,999	(e)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	8,450,000	9,196,050
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/41	7,250,000	8,338,515
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	26,100,000	28,348,254
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	18,465,000	20,634,268
Miami International Airport	5.000%	10/1/29	1,535,000	1,730,820	(a)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital	5.000%	8/1/42	540,000	614,147
Nicklaus Children’s Hospital	5.000%	8/1/47	6,500,000	7,356,700

Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	7,000,000	7,474,110	(a)
AGC	5.250%	2/1/27	5,500,000	5,895,065	(a)
Orange County, FL, Health Facilities Authority Revenue:
Hospital-Orlando Regional Healthcare, AGM	5.000%	12/1/32	7,635,000	7,994,074
Hospital-Orlando Regional Healthcare, AGM	5.000%	12/1/32	5,365,000	5,679,925	(a)
Orlando Health Inc.	5.375%	10/1/23	6,500,000	7,114,835
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,517,440
Presbyterian Retirement Communities	5.000%	8/1/47	4,750,000	5,148,335
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	5,400,000	5,920,506	(a)
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/22	1,750,000	2,048,060
Orlando, FL, Sales Tax Payments Revenue	5.000%	2/1/38	5,000,000	5,135,650	(a)
Reunion, FL, East Community Development District, Special Assessment	6.600%	5/1/33	905,000	931,109

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	$850,000	$9	*(h)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	872,737	593,461	*(h)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	5,807,750
Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	4,103,553
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	8,500,000	9,149,230
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	4,400,000	4,438,940	(c)
Sunrise, FL, Utilities Systems Revenue:
AMBAC	5.200%	10/1/22	1,705,000	1,798,332
AMBAC	5.200%	10/1/22	1,295,000	1,429,667	(a)
Tampa, FL, Sports Authority Revenue:
GTD Parking Tampa Bay Arena Project, NATL	6.050%	10/1/20	365,000	397,146
GTD Parking Tampa Bay Arena Project, NATL	6.100%	10/1/26	1,000,000	1,216,650

Total Florida				358,805,845

Georgia - 4.1%
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	50,000,000	56,300,000	(a)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	22,100,000	24,884,600	(a)(i)
Atlanta, GA, Water & Wastewater Revenue:
NATL	5.500%	11/1/19	1,000,000	1,107,440
NATL	5.500%	11/1/27	1,000,000	1,251,920
Burke County, GA, Development Authority, PCR:
Oglethorpe Power Corp. Vogtle Project	7.000%	1/1/23	5,000,000	5,161,900
Oglethorpe Power Corp. Vogtle Project	5.500%	1/1/33	18,000,000	18,387,540
Oglethorpe Power Corp. Vogtle Project, BHAC	5.700%	1/1/43	16,285,000	16,689,194
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,152,720
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	7,800,000	8,478,288
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	20,000,000	22,109,800	(a)
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project	5.500%	6/15/39	15,000,000	16,193,850
Georgia State Municipal Electric Authority Revenue, Power Revenue, AMBAC	7.250%	1/1/24	500,000	653,355
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	5,000,000	5,626,650
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.500%	9/15/26	10,000,000	11,912,800
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, AMBAC	6.250%	7/1/20	60,000	64,706
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	500,000	553,885

Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,858,295
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	1,099,870
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,452,185

Total Georgia				197,938,998

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 6.6%
Chicago, IL, GO	5.000%	1/1/25	$1,420,000	$1,440,505
Chicago, IL, GO	5.500%	1/1/33	12,510,000	12,679,385
Chicago, IL, GO	6.000%	1/1/38	7,945,000	8,267,170
Chicago, IL, GO	5.500%	1/1/40	4,500,000	4,527,450
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Green Bond	5.000%	12/1/39	10,095,000	11,303,674
Green Bond	5.000%	12/1/44	20,000,000	22,295,800
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/31	3,250,000	3,689,660	(e)
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	23,160,000	26,000,342
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/32	3,325,000	3,760,375	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/33	3,000,000	3,377,700	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/34	10,975,000	12,309,560	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/35	500,000	559,015	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	6,000,000	6,410,040
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/46	7,000,000	7,688,100	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/46	1,000,000	1,120,890
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien	5.000%	1/1/35	2,250,000	2,582,370
General, Senior Lien	5.000%	1/1/41	1,500,000	1,703,400
Senior Lien	5.000%	1/1/42	500,000	560,115	(e)
Senior Lien	5.000%	1/1/47	9,625,000	10,916,097
Senior Lien	5.000%	1/1/47	1,645,000	1,834,274	(e)
Senior Lien	5.000%	1/1/52	1,520,000	1,679,311	(e)
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/39	2,000,000	2,141,640
Second Lien	5.000%	1/1/44	6,000,000	6,364,920
Chicago, IL, Waterworks Revenue, Second Lien Project	5.000%	11/1/39	11,840,000	12,749,194
Illinois State COP, Department of Central Management Services, NATL	5.650%	7/1/17	460,000	461,684
Illinois State Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	18,500,000	19,943,555	(a)
Edward Hospital, AMBAC	5.500%	2/1/40	4,000,000	4,121,560	(a)
Illinois Rush University Medical Center	6.625%	11/1/39	28,025,000	31,020,872	(a)
Memorial Health System	5.500%	4/1/39	12,000,000	12,780,960
Park Place of Elmhurst Project	6.240%	5/15/38	3,727,250	3,633,659
Park Place of Elmhurst Project	2.000%	5/15/55	657,750	28,198	*(h)
Illinois State Toll Highway Authority Revenue, Senior	5.000%	1/1/41	8,100,000	9,233,190
Illinois State, GO	5.000%	2/1/27	24,345,000	25,658,900
Illinois State, GO	5.000%	2/1/28	2,230,000	2,341,366
Illinois State, GO	5.000%	2/1/29	1,300,000	1,353,482
Illinois State, GO	5.250%	2/1/32	5,525,000	5,722,132
Illinois State, GO	5.000%	1/1/33	2,500,000	2,561,200

Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Project, State Appropriations	5.250%	6/15/50	9,305,000	9,395,445
McCormick Project, State Appropriations	5.000%	6/15/50	4,500,000	4,522,500
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	16,500,000	2,400,585
Regional Transportation Authority Revenue, NATL	7.750%	6/1/20	580,000	636,208
Will County, IL, GO	5.000%	11/15/45	15,350,000	17,380,191

Total Illinois				319,156,674

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 1.4%
Indiana Finance Authority, IN, Wastewater Utility Revenue, Green Bonds, CWA Authority Project, NATL	5.000%	10/1/46	$5,205,000	$5,896,484
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority Project	5.000%	10/1/41	10,225,000	11,680,222
Indiana Municipal Power Agency, Power Supply System Revenue	5.625%	1/1/28	4,000,000	4,293,720	(a)
Indiana Municipal Power Agency, Power Supply System Revenue	5.750%	1/1/29	2,000,000	2,150,760	(a)
Indiana State Finance Authority Revenue, Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/40	5,000,000	5,415,500	(e)
Indianapolis, IN, Gas Utility Revenue, AGC	5.250%	8/15/26	9,290,000	9,771,222	(a)
Northern Indiana Commuter Transportation District, Industrial Revenue	5.000%	7/1/41	2,500,000	2,839,200
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	20,000,000	21,730,600	(a)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	5,954,650	(e)

Total Indiana				69,732,358

Kansas - 0.3%
Sedgwick County, KS, Public Building Commission Revenue	5.000%	2/1/39	4,355,000	4,994,750
Sedgwick County, KS, Public Building Commission Revenue	5.000%	2/1/44	3,000,000	3,425,190
Wyandotte County/Kansas City Unified Government Utility System Revenue:
Improvement	5.000%	9/1/40	2,000,000	2,271,220
Improvement	5.000%	9/1/45	3,000,000	3,392,880

Total Kansas				14,084,040

Kentucky - 0.4%
Kentucky State Economic Development Finance Authority Revenue:
Baptist Healthcare Systems	5.375%	8/15/24	4,000,000	4,183,680
Baptist Healthcare Systems	5.625%	8/15/27	2,000,000	2,085,320
Louisville Arena Project, AGC	6.000%	12/1/33	9,000,000	9,307,530
Louisville Arena Project, AGC	6.000%	12/1/38	5,000,000	5,162,900

Total Kentucky				20,739,430

Louisiana - 0.9%
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	5,000,000	5,258,150	(a)
Louisiana State PFA, Hospital Revenue, Lafayette General Medical Center	5.500%	11/1/40	18,000,000	19,646,640
Louisiana State, PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	4,750,000	5,315,298
New Orleans, LA, Sewage Service Revenue	5.000%	6/1/40	2,000,000	2,267,080
New Orleans, LA, Sewage Service Revenue	5.000%	6/1/45	3,000,000	3,384,780
New Orleans, LA, Water Revenue	5.000%	12/1/40	2,000,000	2,267,340
New Orleans, LA, Water Revenue	5.000%	12/1/45	4,000,000	4,515,640

Total Louisiana				42,654,928

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 1.4%
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	$8,000,000	$8,605,440
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,081,325
Transportation Facilities Project	5.750%	6/1/35	19,000,000	20,437,920
Maryland State EDC, Private Activity Revenue:
Purple Line Light Rail Project, Green Bond	5.000%	9/30/26	2,950,000	3,301,021	(e)
Purple Line Light Rail Project, Green Bond	5.000%	3/31/36	1,485,000	1,663,274	(e)
Purple Line Light Rail Project, Green Bond	5.000%	3/31/41	2,650,000	2,943,620	(e)
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, AGM	5.000%	6/1/35	2,080,000	2,410,949
University of Maryland, College Park Project, AGM	5.000%	6/1/43	1,000,000	1,143,000
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health Systems	6.750%	7/1/39	7,500,000	8,387,100	(a)
Lifebridge Health	6.000%	7/1/41	1,500,000	1,786,620	(a)
University of Maryland Medical System	5.000%	7/1/34	8,530,000	9,224,342	(a)
University of Maryland Medical System	5.000%	7/1/34	470,000	497,786

Total Maryland				68,482,397

Massachusetts - 3.5%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue	5.000%	7/1/45	1,500,000	1,725,225
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	12,000,000	12,923,160
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	8,700,000	9,618,372	(a)
Boston University	5.700%	10/1/40	13,105,000	14,518,374	(a)
Boston University	5.000%	10/1/46	5,000,000	5,746,350
Broad Institute Inc.	5.375%	4/1/41	16,000,000	18,090,560
Farber Cancer Institute	5.000%	12/1/41	3,500,000	4,024,405
Farber Cancer Institute	5.000%	12/1/46	3,500,000	3,975,230
Lahey Clinic Obligated Group	5.000%	8/15/45	3,650,000	4,058,910
Milford Regional Medical Center	5.750%	7/15/43	1,500,000	1,671,960
Partners Healthcare System	5.000%	7/1/47	30,400,000	34,219,456
Suffolk University	5.750%	7/1/39	11,635,000	12,773,136	(a)
Suffolk University	5.750%	7/1/39	5,865,000	6,335,314
UMass Boston Student Housing Project	5.000%	10/1/48	4,050,000	4,405,063
UMass Memorial Health Care	5.000%	7/1/46	1,930,000	2,124,930
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,465,452
WAGH Educational Foundation	5.000%	1/1/40	2,200,000	2,505,910
Massachusetts State HEFA Revenue:
Caregroup Inc.	5.000%	7/1/28	2,000,000	2,087,720	(a)
Caregroup Inc., NATL	5.375%	2/1/26	1,750,000	1,840,213	(a)
Caregroup Inc., NATL	5.375%	2/1/27	1,000,000	1,051,550	(a)
Caregroup Inc., NATL	5.375%	2/1/28	1,500,000	1,577,325	(a)
Massachusetts State Housing Finance Agency, Housing Revenue	7.000%	12/1/38	4,575,000	4,814,501
Massachusetts State Water Resources Authority Revenue:
General	5.000%	8/1/40	1,560,000	1,834,045
Green Bond	4.000%	8/1/40	15,000,000	16,056,150

Total Massachusetts				170,443,311

Michigan - 4.0%
Detroit, MI, Water & Sewerage Department, Disposal System Revenue, Senior Lien	5.250%	7/1/39	7,000,000	7,784,560
Detroit, MI, Water Supply System Revenue	5.000%	7/1/41	5,020,000	5,336,662
Detroit, MI, Water Supply System Revenue:
Second Lien, AGM	6.250%	7/1/36	9,980,000	11,058,339	(a)
Second Lien, AGM	6.250%	7/1/36	20,000	21,905

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien	5.000%	7/1/35	$3,400,000	$3,878,516
Senior Lien	5.000%	7/1/46	17,700,000	19,865,064
Michigan State Building Authority Revenue	5.000%	10/15/46	3,500,000	3,981,740
Michigan State Building Authority Revenue	5.000%	10/15/51	2,500,000	2,833,325
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	16,500,000	17,850,030
Facilities Program	6.000%	10/15/38	19,820,000	21,172,913	(a)
Facilities Program	6.000%	10/15/38	680,000	723,350
Facilities Program	5.250%	10/15/47	4,100,000	4,663,504
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	8,220,000	8,307,132	(c)
Michigan State Finance Authority Revenue:
Detroit School District	5.500%	6/1/21	14,000,000	14,420,000	(a)
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	2,550,000	2,830,597
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	6,560,000	7,359,205
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	6,850,000	7,363,133
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	17,750,000	18,564,547	(a)
Michigan State Housing Development Authority, Rental Housing Revenue	5.375%	10/1/29	1,660,000	1,719,212
Michigan State Housing Development Authority, Rental Housing Revenue	5.625%	10/1/34	2,500,000	2,586,475
Michigan State Strategic Fund Ltd. Obligation Revenue, Michigan Senate Offices Project	5.250%	10/15/40	3,210,000	3,656,447
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	24,000,000	26,155,200	(a)

Total Michigan				192,131,856

Minnesota - 0.4%
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue:
Allina Health System	5.250%	11/15/28	5,565,000	6,129,013	(a)
Allina Health System	5.250%	11/15/28	5,395,000	5,948,689
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/46	7,970,000	8,934,449

Total Minnesota				21,012,151

Mississippi - 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Bonds, Weyerhaeuser Co. Project	6.800%	4/1/22	3,000,000	3,533,190

Missouri - 1.2%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.625%	8/1/38	8,500,000	8,952,455	(a)
Kansas City, MO, IDA Revenue, Downtown Redevelopment, AMBAC	5.000%	12/1/17	2,105,000	2,147,732	(g)
Kansas City, MO, IDA, Senior Living Facilities Revenue:
Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/46	3,500,000	3,478,300	(c)
Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	1,600,000	1,561,280	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - (continued)
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	$24,900,000	$27,112,116	(a)
Children’s Mercy Hospital	5.625%	5/15/39	5,100,000	5,495,505
Platte County, MO, IDA Revenue, Improvement Zona Rosa Retail Project, GTD	5.000%	12/1/32	10,345,000	10,537,520

Total Missouri				59,284,908

Nevada - 0.4%
Reno, NV, Hospital Revenue:
Washoe Medical Center, AGM	5.500%	6/1/39	17,560,000	18,358,804	(a)
Washoe Medical Center, AGM	5.500%	6/1/39	1,790,000	1,853,545

Total Nevada				20,212,349

New Hampshire - 0.1%
New Hampshire State HFA, Single-Family Mortgage Revenue	5.550%	7/1/33	2,720,000	2,789,469
New Hampshire State HFA, Single-Family Mortgage Revenue	5.600%	1/1/38	2,295,000	2,350,929

Total New Hampshire				5,140,398

New Jersey - 7.1%
New Brunswick, NJ, Parking Authority Revenue, GTD, BAM	5.000%	9/1/39	4,000,000	4,620,240
New Jersey Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	10,142,880	(a)
Catholic Health East	4.750%	11/15/29	5,000,000	5,450,550
New Jersey Institute of Technology Revenue	5.000%	7/1/45	17,500,000	19,764,675
New Jersey State EDA Revenue	5.000%	6/15/21	7,500,000	8,175,075
New Jersey State EDA Revenue	5.000%	6/15/25	4,545,000	4,939,733
New Jersey State EDA Revenue	5.250%	6/15/30	13,000,000	13,940,160
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	13,460,000	13,912,256	(e)
Continental Airlines Inc. Project	5.500%	6/1/33	5,000,000	5,513,250	(e)
Motor Vehicle Surcharges, NATL	5.250%	7/1/31	1,000,000	1,019,130
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,799,475	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,674,600	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,114,510	(e)
School Facilities Construction	5.000%	12/15/27	9,230,000	9,608,984
School Facilities Construction	5.250%	12/15/33	8,310,000	8,775,942
School Facilities Construction	5.250%	12/15/33	4,190,000	4,545,689	(a)
School Facilities Construction, SIFMA	2.330%	9/1/27	22,065,000	20,690,130	(b)
School Facilities Construction, SIFMA	2.380%	3/1/28	20,000,000	18,733,600	(b)
School Facilities Construction, State Appropriations	5.000%	3/1/29	10,000,000	10,357,100
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.625%	11/15/30	9,350,000	10,447,223	(e)
New Jersey State EFA Revenue, Richard Stockton College	5.375%	7/1/38	5,000,000	5,239,300	(a)
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health	5.000%	7/1/37	1,750,000	2,019,360
Hackensack Meridian Health	5.000%	7/1/38	425,000	489,230
RWJ Barnabas Health Obligation Group	5.000%	7/1/43	7,000,000	7,926,240
University Hospital, AGM	5.000%	7/1/46	5,000,000	5,490,150

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	$5,895,000	$6,235,967
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	5,000,000	5,370,950
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	32,835,000	33,915,271	(e)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.500%	10/1/38	280,000	280,571
New Jersey State Transportation Trust Fund Authority Revenue:
Capital Appreciation Transportation System, NATL	0.000%	12/15/31	7,000,000	3,794,420
Transportation Program	5.250%	6/15/41	13,305,000	14,025,865
Transportation Program	5.000%	6/15/45	5,000,000	5,099,250
Transportation System	5.875%	12/15/38	30,000,000	31,670,400
New Jersey State Turnpike Authority Revenue	1.460%	1/1/18	10,000,000	10,002,700	(b)(d)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/35	4,900,000	5,655,825
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	8,000,000	8,453,920
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	3,515,000	3,718,448
Rutgers State University, NJ, Revenue	5.000%	5/1/32	8,620,000	10,232,371
Rutgers State University, NJ, Revenue	5.000%	5/1/33	4,000,000	4,723,840

Total New Jersey				340,569,280

New Mexico - 0.4%
New Mexico Mortgage Finance Authority Revenue:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	2,140,000	2,218,303
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	535,000	535,925	(e)
New Mexico State Hospital Equipment Loan Council, Hospital Revenue, Presbyterian Healthcare Services	6.375%	8/1/32	15,000,000	15,927,300	(a)

Total New Mexico				18,681,528

New York - 7.9%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	20,800,000	23,624,640	(a)
Hudson, NY, Yards Infrastructure Corp. Revenue	5.000%	2/15/37	6,050,000	7,111,170
Hudson, NY, Yards Infrastructure Corp. Revenue	5.000%	2/15/42	13,400,000	15,651,602
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	22,000,000	24,106,060	(a)
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	21,490,000	23,634,057
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds	5.000%	11/15/47	7,500,000	8,781,375
MTA, NY, Revenue:
Transportation	6.500%	11/15/28	8,080,000	8,737,631	(a)
Transportation	6.500%	11/15/28	1,920,000	2,069,606
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,132,720
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2013	5.000%	6/15/47	2,000,000	2,259,040
New York City, NY, TFA Revenue:
Future Tax Secured	5.000%	5/1/37	4,250,000	4,978,705
Future Tax Secured	5.000%	5/1/40	9,000,000	10,481,490
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,364,620
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,370,620

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Dormitory Authority Revenue, Non-State Supported Debt, New School University	5.500%	7/1/40	$35,000,000	$39,662,000	(a)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/34	25,000,000	29,503,000
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	9,460,000	10,177,163	(c)
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,747,550
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/46	11,450,000	13,002,620
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/26	7,500,000	8,079,825	(e)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/41	14,570,000	15,928,361	(e)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/34	2,160,000	2,380,579	(e)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	17,425,000	19,003,879	(e)
LaGuardia Airport Terminal B Redevelopment Project	5.250%	1/1/50	14,730,000	16,235,259	(e)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/30	5,500,000	6,445,450	(e)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	31,650,000	36,679,502
Port Authority of New York & New Jersey Revenue, Consol	5.000%	11/15/46	5,000,000	5,834,950
Port Authority of New York & New Jersey, Special Obligation Revenue:
5th Installment, Special Project	6.750%	10/1/19	685,000	702,892	(e)
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	9,048,560
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	16,866,450

Total New York				383,601,376

North Carolina - 1.6%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System	5.250%	1/15/34	13,400,000	14,229,862
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	2,215,920
Carolinas Healthcare System	5.250%	1/15/39	22,000,000	23,279,080
Carolinas Healthcare System	5.250%	1/15/42	5,000,000	5,537,500
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,078,630	(a)
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,589,580	(a)
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/42	1,245,000	1,358,706
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/47	2,750,000	2,990,157
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/51	8,445,000	9,142,135
North Carolina State Turnpike Authority Revenue:
Senior Lien	5.000%	1/1/32	1,100,000	1,268,003
Senior Lien, AGM	5.000%	1/1/39	700,000	810,047
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	9,678,420	(a)
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	4,500,000	4,973,175

Total North Carolina				78,151,215

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 0.3%
Cleveland, OH, State University Revenue, NATL	5.000%	6/1/19	$1,210,000	$1,210,000	(a)
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	530,000	532,327
Lucas County, OH, Hospital Revenue, Promedica Healthcare	6.000%	11/15/41	5,000,000	5,791,000
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,482,320
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA, FNMA, FHLMC	5.400%	9/1/33	615,000	633,813
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	2,350,000	2,546,037	(e)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,769,856	(e)

Total Ohio				13,965,353

Oklahoma - 0.2%
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/47	2,500,000	2,797,200
Oklahoma State Municipal Power Authority, Power Supply System Revenue	6.000%	1/1/38	3,000,000	3,089,220	(a)
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.875%	11/1/46	3,250,000	3,253,055

Total Oklahoma				9,139,475

Oregon - 0.6%
Oregon State Department of Administrative Services, COP	5.250%	5/1/39	1,900,000	2,053,900	(a)
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/21	5,000,000	5,735,250
Oregon State Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	18,772,722	(a)
Port of Umatilla, OR, Water Revenue, LOC-Bank of America N.A.	6.650%	8/1/22	15,000	15,053	(e)
University of Oregon General Revenue	5.000%	4/1/46	2,000,000	2,319,720

Total Oregon				28,896,645

Pennsylvania - 3.2%
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	12/1/27	8,800,000	9,080,720
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	6/1/26	15,000,000	15,700,050
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/38	10,000,000	10,769,300
Dauphin County, PA, IDA, Revenue, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	2,890,464	(e)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/35	14,015,000	15,196,184
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	2,700,000	2,775,708
Erie, PA, Water Authority Revenue	5.000%	12/1/43	2,000,000	2,269,820
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,407,200
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre	5.000%	7/1/36	1,710,000	1,910,686
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	5,404,100	(a)
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	6,513,960

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	$10,300,000	$11,441,755
Thomas Jefferson University	5.000%	3/1/40	5,710,000	6,315,660	(a)
Thomas Jefferson University	5.000%	9/1/45	5,000,000	5,568,900
University of Pennsylvania Health Systems Revenue	5.000%	8/15/24	1,000,000	1,157,640	(a)
University of Pennsylvania Health Systems Revenue	5.250%	8/15/25	1,750,000	2,043,737	(a)
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,376,540	(a)
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	3,000,000	3,130,620	(a)
Pennsylvania State Turnpike Commission Revenue	5.000%	12/1/46	4,965,000	5,583,986
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	7,540,470	(a)
Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center	6.650%	12/1/19	455,000	489,880	(g)
Philadelphia, PA, School District, GO	5.000%	9/1/30	2,705,000	3,021,810
Philadelphia, PA, School District, GO	5.000%	9/1/34	810,000	887,760
Philadelphia, PA, School District, GO	5.000%	9/1/35	1,200,000	1,310,736
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	6,000,000	6,739,140
State Public School Building Authority PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	3,500,000	4,015,130
Philadelphia School District Project, AGM	5.000%	6/1/33	10,500,000	11,916,555
Westmoreland County, PA, Municipal Authority Revenue, BAM	5.000%	8/15/42	2,000,000	2,277,700

Total Pennsylvania				152,736,211

Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp. Revenue:
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/34	1,600,000	1,752,032
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/39	4,000,000	4,320,080
Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	6,094,889	(a)

Total Rhode Island				12,167,001

South Carolina - 0.4%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	644,959	(g)
Unrefunded Balance, NATL	6.750%	1/1/20	670,000	762,433
South Carolina State Jobs, EDA, Hospital Revenue:
Palmetto Health, AGM	6.500%	8/1/39	3,500,000	4,091,395
Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	4,250,000	4,558,083	(a)
South Carolina State Ports Authority Revenue	5.250%	7/1/40	10,000,000	11,032,800

Total South Carolina				21,089,670

Tennessee - 1.3%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,250,000	1,323,500
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,212,020
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	1,335,000	1,337,296
Memphis, TN, Center City Finance Corp. Revenue, Pyramid & Pinch District-B, AGM	5.250%	11/1/30	10,000,000	11,718,600	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - (continued)
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	$14,615,000	$16,311,509
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	20,000,000	23,665,200
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	6,037,215

Total Tennessee				62,605,340

Texas - 11.1%
Alamo, TX, Regional Mobility Authority Revenue, Senior Lien	5.000%	6/15/46	4,700,000	5,373,369
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, PSF-GTD	5.000%	12/1/47	2,350,000	2,735,424
Austin, TX, Airport Systems Revenue	5.000%	11/15/39	7,000,000	7,804,090	(e)
Austin, TX, Airport Systems Revenue	5.000%	11/15/44	8,500,000	9,417,150	(e)
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/46	4,000,000	4,478,680
Central Texas Regional Mobility Authority Revenue:
Senior Lien	5.000%	1/1/40	4,000,000	4,487,400
Senior Lien	5.000%	1/1/45	4,500,000	5,024,610
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Idea Public Schools, PSF-GTD	5.000%	8/15/37	3,000,000	3,481,500
Idea Public Schools, PSF-GTD	5.000%	8/15/38	1,855,000	2,139,817
Idea Public Schools, PSF-GTD	5.000%	8/15/40	4,580,000	5,255,550
Idea Public Schools, PSF-GTD	5.000%	8/15/46	2,500,000	2,849,475
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB	0.000%	10/1/34	5,000,000	4,580,600	(b)
First Tier Toll Revenue	5.125%	10/1/43	2,000,000	2,206,660
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,012,850	(e)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	31,000,000	33,097,150	(a)
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System Revenue	5.750%	7/1/27	2,000,000	2,504,300	(g)
Harris County, TX, Houston Sports Authority Revenue:
Senior Lien, AGM	5.000%	11/15/26	6,000,000	7,107,000
Senior Lien, AGM	5.000%	11/15/27	4,000,000	4,708,080
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue:
Deer Park Refining Project	4.700%	5/1/18	2,000,000	2,059,520
Deer Park Refining Project	5.000%	2/1/23	44,000,000	47,579,840
Houston, TX, Airport Systems Revenue	5.500%	7/1/39	10,000,000	10,440,200
Houston, TX, Utility System Revenue, Combined First Lien	5.000%	11/15/44	3,000,000	3,421,200
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,187,181
Love Field Airport Modernization Corp., TX, Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,503,680	(e)
Southwest Airlines Co. Project	5.250%	11/1/40	15,250,000	16,509,345

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/32	$710,000	$828,137	(e)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/33	710,000	821,818	(e)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/35	755,000	866,589	(e)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/36	710,000	812,453	(e)
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	5,500,000	6,273,630
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview	5.000%	11/15/46	1,550,000	1,597,027
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
4-K Housing Inc., Stoney Brook Project	5.000%	7/1/47	980,000	1,045,484
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	3,800,000	4,151,915
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/51	1,700,000	1,875,848
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue:
Collegiate Housing Corpus Christi II-A&M University	5.000%	4/1/48	1,250,000	1,305,200
NCCD-College Station Properties LLC	5.000%	7/1/47	19,000,000	20,097,250
North Texas Tollway Authority Revenue	5.750%	1/1/33	54,000,000	55,513,080	(a)
North Texas Tollway Authority Revenue	4.000%	1/1/39	5,000,000	5,217,600
North Texas Tollway Authority Revenue	5.000%	1/1/39	6,000,000	6,857,100
North Texas Tollway Authority Revenue	5.000%	1/1/40	11,205,000	12,517,442
North Texas Tollway Authority Revenue	5.000%	1/1/45	11,000,000	12,424,500
North Texas Tollway Authority Revenue:
First Tier	6.250%	1/1/39	6,505,000	7,029,953	(a)
First Tier	6.250%	1/1/39	1,495,000	1,606,123
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckingham Senior Living Ventana Project	6.750%	11/15/47	2,000,000	2,052,240	(f)
Buckner Senior Living Ventana Project	6.625%	11/15/37	500,000	512,580	(f)
Temple, TX, ISD, GO, PSF-GTD	5.000%	2/1/41	3,160,000	3,651,190
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	3,834,361
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	57,980,000	71,225,531
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/29	10,000,000	11,097,700
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/30	15,000,000	16,573,800
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/31	10,000,000	11,011,700

Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	15,000,000	17,039,250
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	4,000,000	4,357,440	(e)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/55	5,000,000	5,427,700	(e)
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	18,000,000	20,088,000
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/42	15,000,000	16,661,100
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living Lewsville Project	6.750%	12/1/51	5,500,000	5,513,310	(c)
Inspired Living Lewsville Project	10.000%	12/1/51	850,000	780,895

Total Texas				535,632,617

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	6.750%	10/1/37	$14,465,000	$11,788,975
Matching Fund Loan	6.000%	10/1/39	4,915,000	3,698,538
Matching Fund Loan Note	5.000%	10/1/29	3,000,000	2,568,750

Total U.S. Virgin Islands				18,056,263

Utah - 0.3%
Salt Lake City, UT, Airport Revenue	5.000%	7/1/36	4,000,000	4,660,640	(e)
Salt Lake City, UT, Airport Revenue	5.000%	7/1/37	3,500,000	4,064,900	(e)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,750,000	1,948,433
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	3,750,000	4,157,137

Total Utah				14,831,110

Vermont - 0.1%
Vermont State Student Assistance Corp., Education Loan Revenue	4.174%	12/3/35	6,100,000	6,512,848	(b)(e)

Virginia - 1.4%
Hampton Roads, VA, Sanitation District Wastewater Revenue	5.000%	8/1/34	15,000,000	17,929,350
Hampton Roads, VA, Sanitation District Wastewater Revenue	5.000%	8/1/43	5,000,000	5,865,150
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	5,400,150	(a)
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	2,000,000	2,228,600
Virginia State College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Project	5.000%	3/1/41	7,225,000	7,900,899
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/41	6,940,000	7,875,790	(e)
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/45	9,730,000	11,001,224	(e)
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/27	3,000,000	3,275,880	(e)
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	5,000,000	5,476,250	(e)

Total Virginia				66,953,293

Washington - 1.0%
Port of Seattle, WA, Revenue:
Inter Lien	5.000%	2/1/29	750,000	905,475
Inter Lien	5.000%	2/1/30	2,120,000	2,539,272
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	7.000%	7/1/39	8,500,000	9,520,850	(a)
Swedish Health Services	6.250%	11/15/41	21,550,000	25,813,021	(a)
Washington State HFC Revenue:
Heron’s Key	7.000%	7/1/45	2,000,000	1,990,120	(c)
Heron’s Key	7.000%	7/1/50	2,150,000	2,125,275	(c)
Presbyterian Retirement Communities North West Project	5.000%	1/1/46	1,200,000	1,234,908	(c)
Presbyterian Retirement Communities North West Project	5.000%	1/1/51	3,250,000	3,331,900	(c)

Total Washington				47,460,821

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
West Virginia - 0.3%
West Virginia State Hospital Finance Authority Revenue:
United Health Systems	5.500%	6/1/34	$4,030,000	$4,385,406	(a)
United Health Systems	5.500%	6/1/39	4,000,000	4,352,760	(a)
United Hospital Center Inc., AGM	5.500%	6/1/33	5,000,000	5,335,550	(a)

Total West Virginia				14,073,716

Wisconsin - 0.8%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	3,788,782	(e)
Public Finance Authority, WI, Education Revenue:
North Carolina Charter Educational Foundation Project	5.000%	6/15/36	850,000	807,925	(c)
North Carolina Charter Educational Foundation Project	5.000%	6/15/46	2,200,000	2,044,372	(c)
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	9,908,460
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	8,532,108
Children’s Hospital	5.375%	8/15/37	2,800,000	3,022,068
Essentia Health, AGC	5.125%	2/15/30	6,475,000	7,049,333
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	3,831,765	(a)

Total Wisconsin				38,984,813

Wyoming - 0.3%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	11,000,000	11,860,200

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,387,764,050)				4,770,570,638

SHORT-TERM INVESTMENTS - 0.4%
MUNICIPAL BONDS - 0.4%
Georgia - 0.0%
Heard County, GA, Development Authority Revenue	0.980%	9/1/29	700,000	700,000	(j)(k)

New York - 0.4%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local	0.960%	6/15/32	16,825,000	16,825,000	(j)(k)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.980%	8/1/22	1,350,000	1,350,000	(j)(k)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.980%	11/1/22	1,450,000	1,450,000	(j)(k)

Total New York				19,625,000

TOTAL MUNICIPAL BONDS (Cost - $20,325,000)				20,325,000

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $21,609)	0.723%		21,609	21,609

TOTAL SHORT-TERM INVESTMENTS (Cost - $20,346,609)				20,346,609

TOTAL INVESTMENTS - 99.1% (Cost - $4,408,110,659#)				4,790,917,247
Other Assets in Excess of Liabilities - 0.9%				43,186,426

TOTAL NET ASSETS - 100.0%				$4,834,103,673

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

*	Non-income producing security.

(a)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Security is purchased on a when-issued basis.

(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	The coupon payment on these securities is currently in default as of May 31, 2017.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District
VHA	— Veterans Health Administration

At May 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	778	9/17	$118,302,726	$119,666,125	$1,363,399

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$4,770,570,638	—	$4,770,570,638
Short-term investments†:
Municipal bonds	—	20,325,000	—	20,325,000
Money market funds	$21,609	—	—	21,609

Total short-term investments	21,609	20,325,000	—	20,346,609

Total investments	$21,609	$4,790,895,638	—	$4,790,917,247

Other financial instruments:
Futures contracts	1,363,399	—	—	1,363,399

Total	$1,385,008	$4,790,895,638	—	$4,792,280,646

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At May 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$407,316,909
Gross unrealized depreciation	(24,510,321)

Net unrealized appreciation	$382,806,588

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 21, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 21, 2017